COLUMBIA FUNDS SERIES TRUST

Columbia Masters International Equity Portfolio

(the “Portfolio”)

Supplement dated January 6, 2011 to

the Portfolio’s prospectuses dated August 1, 2010, as supplemented

Effective on January 11, 2011, the prospectuses for the Portfolio are revised and supplemented as follows:

1.	Fees and Expenses of the Portfolio.

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The section of the prospectus offering Class A, Class B, Class C and Class R shares entitled “Columbia Masters International Equity Portfolio – Fees and Expenses of the Portfolio” is modified by deleting the Annual Portfolio Operating Expenses table and the expense example table in the Example and replacing them with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares

Management fees(d)	0.02%	0.02%	0.02%	0.02%

Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%	0.50%

Other expenses(d)	0.30%	0.30%	0.30%	0.30%

Acquired fund fees and expenses(e)	1.21%	1.21%	1.21%	1.21%

Total annual Portfolio operating expenses	1.78%	2.53%	2.53%	2.03%

Fee waivers and/or reimbursements(f)	-0.32%	-0.32%	-0.32%	-0.32%

Total annual Portfolio operating expenses after the fee waivers and/or expense reimbursements	1.46%	2.21%	2.21%	1.71%

(d)	Management fees and other expenses have been restated to reflect changes to contractual fee rates paid by the Portfolio.
(e)

Restated to reflect the acquired fund fees and expenses the Portfolio would have borne in its most recent fiscal year had it maintained an allocation of its assets among the Underlying Funds (as defined below) equal to its expected allocation.

(f)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through July 31, 2012, a portion of the Portfolio’s expenses so that the Portfolio’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses and acquired fund fees and expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed the annual rates of 0.25%, 1.00%, 1.00% and 0.50% of the Portfolio’s average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. These fee and expense arrangements may only be modified or amended with the approval of all parties to such arrangements, including the Portfolio and the Adviser.

1

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class A Shares	$715	$1,043	$1,426	$2,498
Class B Shares
Assuming no redemption of shares	$224	$725	$1,286	$2,631
Assuming complete redemption of shares at the end of the period	$724	$1,025	$1,486	$2,631
Class C Shares
Assuming no redemption of shares	$224	$725	$1,286	$2,816
Assuming complete redemption of shares at the end of the period	$324	$725	$1,286	$2,816
Class R Shares	$174	$573	$1,033	$2,306

*	The waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above, which expire on July 31, 2012, are only reflected in the 1 year example and the first and second year of the 3, 5 and 10 year examples.

•

The section of the prospectus offering Class Z shares entitled “Columbia Masters International Equity Portfolio – Fees and Expenses of the Portfolio” is modified by deleting the Annual Portfolio Operating Expenses table and the expense example table in the Example and replacing them with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares

Management fees(a)	0.02%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(a)	0.30%

Acquired fund fees and expenses(b)	1.21%

Total annual Portfolio operating expenses	1.53%

Fee waivers and/or reimbursements(c)	-0.32%

Total annual Portfolio operating expenses after the fee waivers and/or expense reimbursements	1.21%

(a)	Management fees and other expenses have been restated to reflect changes to contractual fee rates paid by the Portfolio.
(b)

Restated to reflect the acquired fund fees and expenses the Portfolio would have borne in its most recent fiscal year had it maintained an allocation of its assets among the Underlying Funds (as defined below) equal to its expected allocation.

(c)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through July 31, 2012, a portion of the Portfolio’s expenses so that the Portfolio’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses and acquired fund fees and expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed the annual rate of 0.00% of the Portfolio’s average daily net assets attributable to Class Z shares. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Portfolio and the Adviser.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class Z Shares	$123	$419	$772	$1,767

*	The waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above, which expire on July 31, 2012, are only reflected in the 1 year example and the first and second year of the 3, 5 and 10 year examples.

2.	Principal Investment Strategies. The section of the prospectuses entitled “Columbia Masters International Equity Portfolio – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal circumstances, the Portfolio invests most of its assets in shares of mutual funds (Underlying Funds) managed by Columbia Management Investment Advisers, LLC, the Portfolio’s investment adviser (the Adviser), or its affiliates (Columbia Funds).

The Adviser invests in Underlying Funds so that at least 80% of its net assets are invested indirectly through such Underlying Funds in equity securities (including common stocks and preferred stocks). The Underlying Funds, in turn, invest primarily in foreign equity securities of developed and emerging markets.

The Adviser will attempt to achieve its objective by investing directly in funds with regional specializations or with differing market cap concentrations within similar regions.

The Adviser can modify the list of Underlying Funds and percentage allocations, at any time, including by adding Underlying Funds introduced after the date of this prospectus. The initial list of Underlying Funds is as follows:

•	Columbia Acorn International

•	Columbia Emerging Markets Fund

•	Columbia Pacific/Asia Fund

•	Columbia European Equity Fund

The Portfolio may invest in Underlying Funds that invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Adviser may sell investments to adjust the allocation of the Portfolio’s assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

3.	Principal Risks. The section of the prospectuses entitled “Columbia Masters International Equity Portfolio – Principal Risks” is modified by adding the following risks:

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Geographic Concentration Risk – Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

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Pacific/Asia Regional Risk—The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

4.	Investment Adviser and Portfolio Manager(s). The table entitled “Portfolio Managers” in the section of the prospectuses entitled “Columbia Masters International Equity Portfolio – Investment Adviser and Portfolio Manager(s)” is replaced in its entirety with the following:

Portfolio Managers

Fred Copper, CFA

Co-manager. Service with the Portfolio since 2010.

Colin Moore

Co-manager. Service with the Portfolio since 2009.

5.	Portfolio Managers. The table in the section of the prospectuses entitled “Management of the Portfolio – Primary Service Providers – Portfolio Managers” is replaced in its entirety with the following:

Fred Copper, CFA

Co-manager. Service with the Portfolio since 2010.

Portfolio Manager of the Adviser. From September 2005 until joining the Adviser in May 2010, Mr. Copper was associated with the Portfolio’s previous investment adviser, or its predecessors, as an investment professional. Mr. Copper began his investment career in 1990 and earned a B.S. from Boston College and an M.B.A. from the University of Chicago.

Colin Moore

Co-manager. Service with the Portfolio since 2009.

Chief Investment Officer of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Moore was associated with the Portfolio’s previous investment adviser, or its predecessors, as an investment professional. Mr. Moore began his investment career in 1983 and completed the Investment Management Program at the London Business School.

6.	Expense Reimbursement Arrangement. The section of the prospectuses entitled “Management of the Portfolio – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Adviser has contractually agreed to bear, through July 31, 2012, a portion of the Portfolio’s expenses so that the Portfolio’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses and acquired fund fees and expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed the annual rates of 0.25%, 1.00%, 1.00%, 0.50% and 0.00% of the Portfolio’s average daily net assets attributable to Class A, Class B, Class C, Class R and Class Z shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Portfolio and the Adviser.

7.	Underlying Funds. The following section is added as a new section in the prospectuses following “Columbia Masters International Equity Portfolio – Additional Investment Strategies and Policies”:

Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of certain of the Underlying Funds in which the Portfolio may invest. The Portfolio invests in the Underlying Funds in varying proportions.

You’ll find more detailed information about each of these Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiamanagement.com or contact your financial advisor for details.

The Underlying Funds
	Investment Objectives	Principal Investment Strategies

Columbia Acorn International	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Emerging Markets Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

Columbia European Equity Fund	The Fund seeks to provide shareholders with capital appreciation.	The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets.

Columbia Pacific/Asia Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

8.	Hypothetical Fees and Expenses.

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The section of the Portfolio’s prospectus offering Class A, Class B, Class C and Class R shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia Masters International Equity Portfolio – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.46%(b)	-2.41%(c)	$9,758.65	$715.04
2	10.25%	1.46%(b)	1.04%	$10,104.11	$145.00
3	15.76%	1.78%	4.29%	$10,429.46	$182.75
4	21.55%	1.78%	7.65%	$10,765.29	$188.63
5	27.63%	1.78%	11.12%	$11,111.93	$194.71
6	34.01%	1.78%	14.70%	$11,469.73	$200.98
7	40.71%	1.78%	18.39%	$11,839.06	$207.45
8	47.75%	1.78%	22.20%	$12,220.28	$214.13
9	55.13%	1.78%	26.14%	$12,613.77	$221.02
10	62.89%	1.78%	30.20%	$13,019.93	$228.14

Total Gain After Fees and Expenses				$3,019.93
Total Annual Fees and Expenses Paid					$2,497.85

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	The Annual Expense Ratio for each of Year 1 and Year 2 reflects the waivers and/or reimbursements shown in the Portfolio’s Annual Portfolio Operating Expenses table, which expire on July 31, 2012.
(c)	Reflects deduction of the maximum initial sales charge.

Columbia Masters International Equity Portfolio – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.21%(b)	2.79%	$10,279.00	$224.08
2	10.25%	2.21%(b)	5.66%	$10,565.78	$230.33
3	15.76%	2.53%	8.27%	$10,826.75	$270.62
4	21.55%	2.53%	10.94%	$11,094.17	$277.30
5	27.63%	2.53%	13.68%	$11,368.20	$284.15
6	34.01%	2.53%	16.49%	$11,648.99	$291.17
7	40.71%	2.53%	19.37%	$11,936.72	$298.36
8	47.75%	2.53%	22.32%	$12,231.56	$305.73
9	55.13%	1.78%	26.25%	$12,625.42	$221.23
10	62.89%	1.78%	30.32%	$13,031.96	$228.34

Total Gain After Fees and Expenses				$3,031.96
Total Annual Fees and Expenses Paid					$2,631.31

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	The Annual Expense Ratio for each of Year 1 and Year 2 reflects the waivers and/or reimbursements shown in the Portfolio’s Annual Portfolio Operating Expenses table, which expire on July 31, 2012.

Columbia Masters International Equity Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.21%(b)	2.79%	$10,279.00	$224.08
2	10.25%	2.21%(b)	5.86%	$10,586.78	$230.33
3	15.76%	2.53%	8.27%	$10,826.75	$270.62
4	21.55%	2.53%	10.94%	$11,094.17	$277.30
5	27.63%	2.53%	13.68%	$11,368.20	$284.15
6	34.01%	2.53%	16.49%	$11,648.99	$291.17
7	40.71%	2.53%	19.37%	$11,936.72	$298.36
8	47.75%	2.53%	22.32%	$12,231.56	$305.73
9	55.13%	2.53%	25.34%	$12,533.68	$313.28
10	62.89%	2.53%	28.43%	$12,843.26	$321.02

Total Gain After Fees and Expenses				$2,843.26
Total Annual Fees and Expenses Paid					$2,816.04

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	The Annual Expense Ratio for each of Year 1 and Year 2 reflects the waivers and/or reimbursements shown in the Portfolio’s Annual Portfolio Operating Expenses table, which expire on July 31, 2012.

Columbia Masters International Equity Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.71%(b)	3.29%	$10,329.00	$173.81
2	10.25%	1.71%(b)	6.69%	$10,668.82	$179.53
3	15.76%	2.03%	9.86%	$10,985.68	$219.79
4	21.55%	2.03%	13.12%	$11,311.95	$226.32
5	27.63%	2.03%	16.48%	$11,647.91	$233.04
6	34.01%	2.03%	19.94%	$11,993.85	$239.96
7	40.71%	2.03%	23.50%	$12,350.07	$247.09
8	47.75%	2.03%	27.17%	$12,716.87	$254.43
9	55.13%	2.03%	30.95%	$13,094.56	$261.99
10	62.89%	2.03%	34.83%	$13,483.47	$269.77

Total Gain After Fees and Expenses				$3,483.47
Total Annual Fees and Expenses Paid					$2,305.73

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	The Annual Expense Ratio for each of Year 1 and Year 2 reflects the waivers and/or reimbursements shown in the Portfolio’s Annual Portfolio Operating Expenses table, which expire on July 31, 2012.

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The section of the Portfolio’s prospectus offering Class Z shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia Masters International Equity Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.21%(b)	3.79%	$10,379.00	$123.29
2	10.25%	1.21%(b)	7.72%	$10,772.36	$127.97
3	15.76%	1.53%	11.46%	$11,146.16	$167.68
4	21.55%	1.53%	15.33%	$11,532.93	$173.50
5	27.63%	1.53%	19.33%	$11,933.12	$179.52
6	34.01%	1.53%	23.47%	$12,347.20	$185.74
7	40.71%	1.53%	27.76%	$12,775.65	$192.19
8	47.75%	1.53%	32.19%	$13,218.97	$198.86
9	55.13%	1.53%	36.78%	$13,677.67	$205.76
10	62.89%	1.53%	41.62%	$14,152.29	$212.90

Total Gain After Fees and Expenses				$4,152.29
Total Annual Fees and Expenses Paid					$1,767.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	The Annual Expense Ratio for each of Year 1 and Year 2 reflects the waivers and/or reimbursements shown in the Portfolio’s Annual Portfolio Operating Expenses table, which expire on July 31, 2012.

Shareholders should retain this Supplement for future reference.

C-1116-1 A (1/11)